Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable
5.	Notes Payable

Notes payable outstanding were $1,243,700 and $318,995 at March 31, 2021 and December 31, 2020, respectively.

	March 31, 2021	December 31, 2020
AON	$994,789	$—
Fifth Restated Note	—	42,534
PPP Note	—	27,550
CEO Restated Note	248,911	248,911

Total notes payable	$1,243,700	$318,995

Future principal payments on the notes payable as of March 31, 2021, are as follows:

Year ended December 31,
2021	$994,789
2022	248,911
2023	—
2024	—
2025	—

Total notes payable	$1,243,700

Note Payable to AON

In January 2021, the Company entered into an insurance premium financing and security agreement with AON Premium Finance, LLC (“AON”). Under the agreement, the Company financed $1,361,916 million of certain premiums at a 3.49% annual interest rate. As of March 31, 2021, the outstanding principal of the loan was $994,789 and is included on the condensed balance sheet in Notes payable. The final payment is due in November 2021.

Revolving Demand Promissory Note

During 2019 and 2020, the Company entered into a series of promissory notes that were renegotiated and partially settled over 2019 and 2020.

On January 1, 2020, the Company issued a note (the “2020 Note”) in the face amount of $103,586 bearing 5.25% APR simple interest as settlement in full on the 2019 Note principal of $98,419 plus accrued interest of $5,167 that matured on January 1, 2020. The 2020 Note was scheduled to mature on January 1, 2021. Upon occurrence of certain conditions including the sale of a division of the Company or upon the date on which the Company closes on certain financings, the due date for some or all of the unpaid principal and accrued and unpaid interest may be accelerated. The Company assessed the terms and features of the 2020 Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.

On June 30, 2020, the holder of the 2020 Note and the Company entered into an agreement to settle the 2020 Note early. As full consideration and settlement of the 2020 Note’s June 30, 2020 principal balance plus accrued and unpaid interest in the amount of $106,334, the Company issued a new promissory note to the holder in the amount of $42,534 (the “Fifth Restated Note”) with substantially similar terms as the 2020 Note. In addition, the holder subscribed for the purchase of 11,594 unregistered shares of the Company’s common stock at a subscription price of $63,800, or $5.50 per share. The issuance of shares under the subscription agreement and the issuance of the Fifth Restated Note satisfied the payoff of the 2020 Note without premium or discount. The balance of the Fifth Restated Note was $42,534 on December 31, 2020 and is included in Notes payable.

The Fifth Restated Note was scheduled to mature on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, or January 1, 2021. The Company consummated its IPO on December 28, 2020 and the principal balance of the Fifth Restated Note plus accrued and unpaid interest was settled in full in cash on January 1, 2021.

Note Payable to CEO

On February 5, 2020 (the “Issue Date”), the Company issued a note payable to its CEO (the “CEO Note”) in the face amount of $245,250 bearing 1.59% APR simple interest in exchange for cash. The net proceeds of $245,250 were used as working capital by the Company. The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note. If an event of default occurs and is continuing, the Company agrees to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan. The Company assessed the terms and features of the CEO Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.

On June 13, 2020, the holder of the CEO Note and the Company entered into a restated agreement (the “CEO Restated Note”). The CEO Restated Note in the amount of $248,911 extends the stated maturity date of the CEO Note from the earlier of the sixth month following the (original) Issue Date or the date the Company has sufficient funds to repay the note to the earlier of the 30th month following the (original) Issue Date or the date the Company has sufficient funds to repay the CEO Restated Note. The Issue Date, February 5, 2020, is unchanged. In addition, the interest rate was reduced, effective as of the Issue Date, from 1.59% APR to 0.25%. The CEO Restated Note also changed the exercise price of the warrant from $4.87 to $4.81 per share in the case of any default. The other provisions of the CEO Restated Note are the same, in all material respects, to the CEO Note. The Company and its CEO have agreed that the CEO Restated Note will not be repaid for a minimum of 12 months following the closing of its initial public offering. The principal balance of the CEO Note was $248,911 at March 31, 2021 and at December 31, 2020 and is included on the condensed balance sheets in Notes payable, net of current portion.

The Payroll Protection Program Loan (the “PPP Loan”)

On May 4, 2020, the Company received $27,550 in loan proceeds as part of the Federal CARES Act Paycheck Protection Program (the “PPP Act” or “PPP”) with a 1% annual interest rate. Some or all of this loan qualified for forgiveness if the Company expended not less than 60% of the loan proceeds on qualified payroll costs. During the three months ended March 31, 2021, it was determined by the lender and by the Small Business Administration that the Company met the contractual conditions for forgiveness of the entire PPP Loan plus accrued interest and it was forgiven. The $27,550 principal balance of the PPP Loan at December 31, 2020 is included on the condensed balance sheet in Notes payable, net of current portion.

4. Notes Payable

Notes payable outstanding were $318,995 and $373,794 at December 31, 2020 and 2019, respectively.

	12/31/2020	12/31/2019
2019 Note	$—	$98,419
Fifth Restated Note	42,534	—
2019 CFO Note	—	275,375
PPP Note	27,550	—
CEO Restated Note	248,911	—

Total notes payable	$318,995	$373,794

Future principal payments on the notes payable as of December 31, 2020 are as follows:

Year ended December 31,
2021	$42,534
2022	276,461
2023	—
2024	—
2025	—

Total notes payable	$318,995

Revolving Demand Promissory Note

On January 1, 2019, the Company issued a note (the “2019 Note”) in the face amount of $98,419 bearing 5.25% APR simple interest as payment for the balance due on a 2018 note that matured on January 1, 2019. The 2019 Note matured and was settled on January 1, 2020 (see below). The Company assessed the terms and features of the 2019 Note in order to identify any potential embedded features that would require bifurcation. The Company concluded that these features are not clearly and closely related to the host instrument, and represent derivative instruments required to be re-measured at fair value at each reporting date. During 2019, the value of the derivative instruments was not material.

On January 1, 2020, the Company issued a note (the “2020 Note”) in the face amount of $103,586 bearing 5.25% APR simple interest as settlement in full on the 2019 Note that matured on January 1, 2020. The 2020 Note matures on January 1, 2021. Upon occurrence of certain conditions including the sale of a division of the Company or upon the date on which the Company closes on certain financings, the due date for some or all of the unpaid principal and accrued and unpaid interest may be accelerated. The Company assessed the terms and features of the 2020 Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.

On June 30, 2020, the holder of the 2020 Note and the Company entered into an agreement to settle the 2020 Note early. As full consideration and settlement of the 2020 Note’s June 30 principal balance plus accrued and unpaid interest in the amount of $106,334, the Company issued a new promissory note to the holder in the amount of $42,534 (the “Fifth Restated Note”) with substantially similar terms as the 2020 Note and it matures on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, and January 1, 2021. In addition, the holder subscribed for the purchase of 11,594 unregistered shares of the Company’s common stock at a subscription price of $63,800, or $5.50 per share. The issuance of shares under the subscription agreement and the issuance of the Fifth Restated Note satisfied the payoff of the 2020 Note without premium or discount. The Company consummated its IPO on December 28, 2020 and the principal balance of the Fifth Restated Note plus accrued and unpaid interest was settled in full in cash on January 1, 2021.

Note Payable to CEO

On February 5, 2020 (the “Issue Date”), the Company issued a note payable to its CEO (the “CEO Note”) in the face amount of $245,250 bearing 1.59% APR simple interest in exchange for cash. The net proceeds of $245,250 were used as working capital by the Company. The note carried an original maturity of the earlier of the sixth month following the Issue Date or the date the Company has sufficient funds to repay the CEO Note. If an event of default occurs and is continuing the Company agrees to issue a warrant to the holder with a strike price of $4.87 per share for a number of shares equal to 150% of the value of the loan. The Company assessed the terms and features of the CEO Note and determined that none of the terms and features represented embedded derivatives that require bifurcation.

On June 13, 2020, the holder of the CEO Note and the Company entered into a restated agreement (the “CEO Restated Note”). The CEO Restated Note in the amount of $248,911 extends the stated maturity date of the CEO Note from the earlier of the sixth month following the (original) Issue Date or the date the Company has sufficient funds to repay the note to the earlier of the 30th month following the (original) Issue Date or the date the Company has sufficient funds to repay the CEO Restated Note. The Issue Date, February 5, 2020, is unchanged. In addition, the interest rate was reduced, effective as of the Issue Date, from 1.59% APR to 0.25%. The CEO Restated Note also changed the exercise price of the warrant from $4.87 to $4.81 per share in the case of any default. The other provisions of the CEO Restated Note are the same, in all material respects, to the CEO Note. The Company and its CEO have agreed that the CEO Restated Note will not be repaid for a minimum of 12 months following the closing of its initial public offering. The principal balance of the CEO note was $248,911 at December 31, 2020.

The Payroll Protection Program Loan (the “PPP Loan”)

On May 4, 2020, the Company received $27,550 in loan proceeds as part of the Federal CARES Act Paycheck Protection Program (the “PPP Act” or “PPP”) with a 1% annual interest rate. Some or all of this loan may be forgiven if the Company expends not less than 60% of the loan proceeds on qualified payroll costs. The Company believes it has met the contractual conditions for forgiveness of the entire PPP loan and expects the PPP loan will be forgiven during 2021, although there can be no assurance of forgiveness until the lender makes its independent determination. The $27,550 principal balance is included on the balance sheet included in Notes payable, net of current portion at December 31, 2020

Note Payable to CFO

In December 2019, the Company issued a revolving demand promissory note (the “2019 CFO Note”) to its CFO (the owner of Flagship Consulting, Inc. “Flagship”) in the amount of $275,375 plus up to $300,000 for future CFO services to be rendered to the Company. The 2019 CFO Note replaced a note issued in 2018 (the “2018 Flagship Note”) which matured on December 31, 2019. The $275,375 due to its CFO in December 2019 included the amounts due on the 2018 Flagship Note, plus accrued and unpaid interest, plus the additional amounts due under the 2018 Flagship Agreement (which agreement provided for CFO services to be rendered to the Company). The 2019 CFO Note plus accrued and unpaid interest at 5% APR matures on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, or December 31, 2021. The Company assessed the terms and features of the 2019 CFO Note, including the contingent acceleration of obligations under an event of default and the contingent prepayment features in order to identify any potential embedded features that would require bifurcation. The Company concluded that these features are not clearly and closely related to the host instrument, and represent derivative instruments required to be re-measured at fair value on each reporting date. At December 31, 2019, the Company determined that the value of these features was not material and, therefore, was not recorded as a separate item on the balance sheet.

The principal plus accrued and unpaid interest on the 2019 CFO Note was $386,013 when it was settled early on August 31, 2020. On August 31, 2020, the Company issued an amended and restated second convertible demand promissory note to Flagship (the “2020 Flagship Note”) in the face amount of $386,013 as full consideration of the 2019 CFO Note plus an additional sum of up to $300,000 as is accrued for unpaid fees for services rendered after December 31, 2019. The 2020 Flagship Note matures on the earlier of a significant transaction, including an initial public offering, sale of substantially all assets or change of control, or December 31, 2021, and bears an annual simple interest rate of 5%.

The 2020 Flagship Note includes an automatic conversion provision which provided that if, on or before October 31, 2020, the Company consummated an initial public offering, the then unpaid principal plus accrued interest of the 2020 Flagship Note would automatically be converted into shares of the Company’s common stock. The conversion price per share would be the IPO price.

The 2020 Flagship Note was amended on October 30, 2020 to extend the automatic conversion provision to provide that if on or before December 31, 2020, the Company consummates an initial public offering, the then unpaid principal plus accrued interest of the 2020 Flagship Note shall automatically convert into shares of the Company’s common stock. The conversion price per share shall be the initial public offering price.

Upon the December 28, 2020 consummation of the Company’s IPO, the principal balance plus accrued and unpaid interest on the 2020 Flagship Note, totaling $441,432, was converted into 44,143 shares of common stock at the IPO price of $10.00 per share.